Form N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-3489

                         The Wright Managed Equity Trust
                       ------------------------------------
                 (Exact Name of Registrant as Specified in Charter)

   The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
   ------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
   The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
   ------------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                -----------------
                         (Registrant's Telephone Number)

                                   December 31
                                 --------------
                             Date of Fiscal Year End

                                 March 31, 2006
                               -----------------
                            Date of Reporting Period
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS



WRIGHT SELECTED BLUE CHIP EQUITIES FUND (WSBC)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - MARCH 31, 2006 (unaudited)



                                       Shares        Value


      EQUITY INTERESTS -- 99.6%

AUTOMOBILES & COMPONENTS -- 2.9%
Arvinmeritor Inc....................  6,560     $    97,810
Borg-Warner Automotive Inc.......... 12,195         732,188
O'Reilly Automative Inc*............  5,110         186,821
Thor Industries Inc.................  7,920         422,611
                                                 -----------
                                                $ 1,439,430


BANKS - 4.3%
Associated Banc Corp................  7,175     $  243,807
Astoria Financial Corp.............. 17,962        556,104
City National Corp..................  4,255        326,741
Colonial Bancgroup Inc.............. 12,785        319,625
Commerce Bancorp Inc/NJ.............  9,105        333,698
Webster Financial Corp..............  6,765        327,832
                                                -----------
                                                $2,107,807
                                                -----------


CAPITAL GOODS - 9.9%
Alliant Techsystems*................  7,840     $  605,013
Ametek Inc New...................... 10,315        463,762
Crane Company.......................  2,665        109,292
Graco Inc...........................  3,232        146,830
Jacobs Engineering*.................  6,520        565,545
Joy Global Inc......................  4,675        279,425
Precision Castparts Corp............  14,780       877,932
SPX Corp............................ 11,020        588,688
Teleflex Inc........................  2,970        212,741
Thomas & Betts Corp*................ 13,355        686,180
Timken Co........................... 10,390        335,285
                                                -----------
                                                $4,870,693
                                                -----------


COMMERCIAL SERVICES & SUPPLIES - 3.5%
Brink's Co The......................  4,380     $  222,329
Career Education Corp*..............  5,950        224,493
Copart Inc*.........................  6,055        166,210
ITT Educational Services*...........  3,155        202,078
Manpower Inc........................  8,960        512,333
Republic Services...................  9,000        382,590
                                                -----------
                                                $1,710,033
                                                -----------


COMMUNICATIONS EQUIPMENT - 1.3%
Adtran Incorporated.................  5,605     $  146,739
Harris Corp.........................  8,370        395,817
Powerwave Tech Inc*.................  6,450         87,011
                                                -----------
                                                $  629,567
                                                -----------


COMPUTERS & PERIPHERALS - 3.7%
CDW Corp............................  4,605     $  271,004
Imation Corp........................  4,705        201,891
Sandisk Corp*....................... 15,180        873,154
Western Digital Corp*............... 23,955        465,446
                                                -----------
                                                $1,811,495
                                                -----------


CONSUMER DURABLES & APPAREL - 4.6%
Beazer Homes USA Inc................  3,920     $  257,544
Hovnanian Enterprises-A*............  2,940        129,154
Mohawk Inds Inc*....................  6,720        542,438
Polo Ralph Lauren Corp..............  8,595        520,943
Ryland Group Inc....................  4,075        282,805
Toll Brothers Inc*.................. 12,315        426,469
Tupperware Corporation..............  5,340        109,951
                                                -----------
                                                $2,269,304
                                                -----------


DIVERSIFIED FINANCIALS - 6.2%
Americredit Corp*................... 14,685     $  451,270
Edwards A.G. Inc....................  7,530        375,446
Jefferies Group Incorporated........  9,210        538,785
Legg Mason Inc......................  9,515      1,192,515
Raymond James Fin'l................. 16,117        476,418
                                                -----------
                                                $3,034,434
                                                -----------



ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.7%
Arrow Electrs Inc Com*.............. 16,215     $  523,258
Avnet Inc*.......................... 11,785        299,103
                                                -----------
                                                $  822,361
                                                -----------


ENERGY - 11.3%
Ensco International Inc.............  2,740     $  140,973
Forest Oil Corp.....................  3,275        121,764
Grant Prideco Inc...................  7,225        309,519
Helmerich & Payne...................  4,075        284,517
Newfield Exploration CO............. 18,810        788,139
Noble Energy Inc.................... 12,785        561,517
Overseas Shipholding Group, Inc.....  3,780        181,175
Patterson-Uti Energy Inc............ 14,570        465,657
Peabody Energy Corp................. 20,190      1,017,778
Pioneer Natural Resources Co........  6,860        303,555
Pogo Producing Co................... 11,155        560,539
Southwestern Energy Company.........  9,580        308,380
Tidewater Inc.......................  2,425        133,933
Western Gas Resources...............  7,480        360,910
                                                -----------
                                                $5,538,356
                                                -----------


FOOD, BEVERAGE & TOBACCO - 2.1%
Dean Foods Co. New..................  3,840     $  149,107
Pepsiamericas Inc...................  6,510        159,170
Smithfield Foods Inc*............... 24,395        715,749
                                                -----------
                                                $1,024,026
                                                -----------

HEALTH CARE EQUIPMENT & SERVICES - 8.5%
Community Health Systems inc*.......  3,860     $  139,539
Covance Inc*........................  5,195        305,206
Dentsply Int'l  Inc.................  3,350        194,802
Health Net Inc*..................... 14,035        713,259
Intuitive Surgical Inc*.............  3,245        382,910
Lifepoint Hospitals Inc*............ 12,060        375,066
Lincare Holdings Inc*............... 11,060        430,898
Omnicare Inc........................ 11,075        609,014
Pharmaceutical Product Dev. Inc..... 13,335        461,524
Triad Hospitals Incorporated*....... 13,215        553,709
                                                -----------
                                                $4,165,927
                                                -----------


HOTELS, RESTAURANTS & LEISURE - 1.1%
Boyd Gaming Corporation............. 10,480     $  523,371
                                                -----------



HOUSEHOLD & PERSONAL PRODUCTS 0.8%
Energizer Holdings Inc*.............  7,520     $  398,560
                                                -----------


INSURANCE - 8.0%
Amerus Group Co.....................  2,625     $  158,130
Berkley W.R. Corp................... 15,055        874,093
Everest Re Group Ltd................  2,625        245,096
First American Corp................. 16,665        652,601
HCC Insurance Holds................. 10,100        351,480
Old Republic Intl Corp.............. 10,393        226,775
PMI Group Inc.......................  5,900        270,928
Protective Life Corp................  4,020        199,955
Radian Group Inc....................  9,570        576,593
Stancorp Financial Group............  6,625        358,479
                                                -----------
                                                $3,914,130
                                                -----------

MATERIALS - 3.7%
Airgas Inc..........................  3,920     $  153,233
FMC Corp............................  7,805        483,754
Lubrizol Corp.......................  4,255        182,327
Lyondell Chem Co.................... 17,530        348,847
Martin Marietta Materials...........  2,230        238,677
RPM International Inc...............  6,595        118,314
Scotts Company- CL A................  6,665        304,990
                                                -----------
                                               $ 1,830,142
                                                -----------


REAL ESTATE - 1.9%
New Plan Excel Realty............... 35,595    $   923,334
                                                -----------




RETAILING - 6.7%
Abercombie & Fitch CO Cl A..........  8,975    $   523,242
American Eagle Outfitters........... 17,785        531,060
Barnes & Noble Inc..................  4,940        228,475
Chico's FAS Inc*....................  7,785        316,382
Claire's Stores. Inc................ 17,550        637,241
Michaels Stores Inc................. 12,295        462,046
Pacific Sunwear Of Cal.Inc*.........  7,645        169,413
Urban Outfitters Inc*............... 16,590        407,119
                                                -----------
                                               $ 3,274,978
                                                -----------



SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.9%
Intersil Corp-Cl A..................  4,945    $   143,009
Lam Research Corp*..................   ,635        199,305
Memc Electronic Materials*.......... 23,905        882,573
Microchip Technology Inc............  5,510        200,013
                                                -----------
                                               $ 1,424,900
                                                -----------



SOFTWARE & SERVICES - 4.5%
Activision Inc New*................. 18,729    $   258,273
Cognizant Tech Solutions*...........  7,135        424,461
DST Systems Inc*....................  6,890        399,207
Fair Isaac Corp.....................  8,430        333,997
McAfee Inc*......................... 13,420        326,508
Sybase Inc*......................... 17,215        363,581
Transaction Systems Archit-A*.......  3,600        112,356
                                                -----------
                                               $ 2,218,383
                                                -----------



TELECOMMUNICATION SERVICES - 0.2%
Cincinnati Bell Inc*................ 26,715    $   120,752
                                                -----------




TRANSPORTATION - 2.9%
CNF Transportation..................  5,430    $   271,174
Hunt J.B.transprt Svcs Inc.......... 33,425        719,975
YRC Worldwide Inc*.................. 11,040        420,182
                                                -----------
                                               $ 1,411,331
                                                -----------


UTILITIES - 7.1%
Black Hills Corp.................... 12,935    $   439,790
Energy East Corporation.............  9,830        238,869
Equitable Resources Inc.............  4,115        150,238
MDU Resources Group Inc............. 20,442        683,785
Oneok Inc........................... 14,375        463,594
Questar Corporation................. 13,175        922,909
Sierra Pacific Resources*........... 21,100        291,391
Wisconsin Energy....................  7,920        316,721
                                                -----------
                                               $  3,507,297
                                                -----------

TOTAL EQUITY INTERESTS - 99.6%
   (identified cost $38,424,563)....           $ 48,970,611

OTHER ASSETS , LESS LIABILITIES - 0.4%         $    217,323
                                                -----------


NET ASSETS - 100.0%.................            $49,187,934
                                               ============



The Fund did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $38,424,563
                                                -----------
     Gross unrealized appreciation             $11,259,698
     Gross unrealized depreciation             $  (713,650)
                                                -----------
     NET UNREALIZED APPRECIATION               $10,546,048
                                               ============

WRIGHT MAJOR BLUE CHIP EQUITIES FUND (WMBC)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - MARCH 31, 2006 (unaudited)



                                       Shares       Value
                                      --------     -------

    EQUITY INTERESTs -- 99.7%

AUTOMOBILES & COMPONENTS - 0.7%
Johnson Controls...................   6,290    $   477,600
                                                -----------


BANKS - 6.5%
Bank Of America Corp................62,035     $ 2,825,074
Wells Fargo Company.................19,825       1,266,223
Zions Bancorp....................... 4,170         344,984
                                                -----------
                                               $ 4,436,281
                                                -----------


CAPITAL GOODS - 8.3%
Black & Decker Corp................. 8,895     $   772,886
Caterpillar Inc.....................20,950       1,504,419
Cummins Inc......................... 6,490         682,099
Deere And Company................... 8,325         658,091
ITT Industries Inc.................. 4,780         268,732
Ingersoll-Rand Co.Cl A..............14,535         607,418
Paccar Inc..........................16,910       1,191,817
                                                -----------
                                               $ 5,685,462
                                                -----------


COMMUNICATIONS EQUIPMENT - 2.7%
ADC Telecommunications Inc*......... 6,185     $   158,274
Corning Inc*........................27,660         744,331
Motorola Inc........................37,250         853,397
Tellabs*...........................  7,420         117,978
                                                -----------
                                               $ 1,873,980
                                                -----------


COMPUTERS & PERIPHERALS - 5.8%
Apple Computer  Inc*................15,785     $   990,035
Hewlett-Packard Co..................81,900       2,694,510
NCR Corp*........................... 2,680         111,997
Network Appliance Inc*.............. 4,315         155,470
                                                -----------
                                               $ 3,952,012
                                                -----------


CONSUMER DURABLES & APPAREL - 1.7%
Centex Corp......................... 3,005     $   186,280
D.R.Horton Inc...................... 7,145         237,357
Eastman Kodak....................... 4,895         139,213
KB Home............................. 1,055          68,554
Lennar Corp-A Shares................ 2,705         163,328
Whirlpool Corp...................... 4,050         370,454
                                                -----------
                                               $ 1,165,186
                                                -----------


DIVERSIFIED FINANCIALS -1.4%
Ambac Financial Group Inc........... 6,140     $   488,744
CIT Group Inc....................... 4,140         221,573
Capital One Financial...............11,685         940,876
Citigroup Inc.......................50,164       2,369,246
Franklin Res Inc Com...............  3,530         332,667
Goldman Sachs Group Inc............. 9,730       1,527,221
JP Morgan Chase & Co................10,855         452,002
Lehman Bros Hldgs Inc...............10,845       1,567,428
Morgan St Dean Witter
 Discover & CO......................15,260         958,633
                                                -----------
                                               $ 8,858,390
                                                -----------



ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
Agilent Technologies Inc............12,765     $   479,326
Nat'l Semiconductor Corp............ 6,625         184,440
                                                -----------
                                               $   663,766
                                                -----------



ENERGY - 11.5%
Anadarko Petroleum Corp............. 2,690     $   271,717
Apache Corporation................. .5,298         347,072
Chevron Corp........................20,280       1,175,632
ConocoPhillips......................24,745       1,562,647
Eog Resources Inc................... 1,510         108,720
Exxon Mobil Corp....................44,900       2,732,614
Marathon Oil Corp................... 2,735         208,325
Occidental Petroleum................ 8,370         775,480
Rowan Companies Inc................. 1,965          86,381
Valero Energy Corp.................. 3,780         225,968
Weatherford Intl LTD*............... 6,495         297,146
XTO Energy Inc...................... 2,975         129,621
                                                -----------
                                               $ 7,921,323
                                                -----------


FOOD, BEVERAGE & TOBACCO - 4.2%
Altria Group Inc....................16,235     $ 1,150,412
Archer-Daniels-midland..............33,790       1,137,034
Constellation Brands Inc-A*.........23,840         597,192
                                                -----------
                                               $ 2,884,638
                                                -----------


FOOD & DRUG RETAILING - 0.9%
CVS Corporation.....................16,185     $   483,446
Safeway Inc........................ .5,165         129,745
                                                -----------
                                               $   613,191
                                                -----------


HEALTH CARE EQUIPMENT & SERVICES - 13.2%
Aetna Inc - New..................... 5,615     $   275,921
Amerisourcebergen Corp.............. 8,500         410,295
Applied Biosystems Grp-App.......... 8,965         243,310
Caremark Rx Inc..................... 3,045         149,753
Cigna Corporation................... 5,105         666,815
Coventry Health Care Inc*...........11,045         596,209
Express Scripts Incl-CL A*.......... 8,300         729,570
HCA Inc New........................  7,750         354,873
Humana Inc.*........................14,950         787,117
Laboratory Corp American Hldg*...... 3,945         230,704
Manor Care Inc.....................  5,220         231,507
McKesson Corp.......................15,260         795,504
Medco Health Solutions Inc*.........10,580         605,388
United Health Group Inc.............22,386       1,250,482
Wellpoint Inc*......................22,335       1,729,399
                                                -----------
                                               $ 9,056,847
                                                -----------


HOTELS, RESTAURANTS & LEISURE - 1.0%
Darden Restaurants Inc.............. 4,825     $   197,970
McDonalds Corp...................... 3,985         136,924
Starbucks Inc*...................... 8,895         334,808
                                                -----------
                                               $   669,702
                                                -----------



INSURANCE - 5.5%
Aflac  Inc.......................... 2,295     $   103,573
Chubb Corp.......................... 1,450         138,388
MGIC Investment Corp................ 4,235         282,178
Metlife Inc......................... 7,025         339,799
Principal Financial Group........... 3,325         162,260
Progressive Corp....................12,755       1,329,836
Prudential Financial, Incorporated..13,155         997,281
St.Paul Travelers Cos Inc........... 4,005         167,369
Torchmark Corp...................... 4,300         245,530
                                                -----------
                                               $ 3,766,214
                                                -----------


MATERIALS - 2.0%
Air Products & Chemicals............ 2,050     $   137,739
Nucor Corp.......................... 8,220         861,374
Phelps Dodge Corp................... 1,355         109,118
Sigma-Aldrich....................... 1,715         112,830
Weyerhaeuser Co..................... 2,430         176,005
                                                -----------
                                               $ 1,397,066
                                                -----------


MEDIA - 1.4%
Disney (Walt) CO.................... 9,630     $   268,580
Mcgraw-Hill Company Inc............. 2,840         163,641
Time Warner Inc.....................32,520         546,011
                                                -----------
                                               $   978,232
                                                -----------


PHARMACEUTICALS & BIOTECHNOLOGY - 3.0%
Amgen Inc*.......................... 9,790     $   712,222
Barr Pharmaceuticals Inc*........... 6,760         425,745
Forest Labs*........................ 4,560         203,513
Gilead Sciences Inc*................ 5,270         327,899
King Pharmaceuticals Inc*...........20,775         358,369
                                                -----------
                                               $ 2,027,748
                                                -----------

RETAILING - 5.1%
Home Depot Inc......................49,930     $ 2,112,039
Limited Brands...................... 4,210         102,977
Nordstrom Inc.......................11,115         435,486
Office Depot*....................... 9,835         366,255
Penney J C Co......................  5,980         361,252
Staples Inc........................  3,775          96,338
                                                -----------
                                               $ 3,474,347
                                                -----------


SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.5%
Broadcom Corp Cl A*................. 2,512     $   108,418
Freescale Semicondutor-B*........... 8,065         223,965
Intel Corp..........................25,080         485,298
LSI Logic Corp*.....................18,000         208,080
Texas Instruments...................21,520         698,754
                                                -----------
                                               $ 1,724,515
                                                -----------

SOFTWARE & SERVICES - 2.0%
Computer Sciences Corp*............. 6,215     $   345,243
Compuware Corp*.....................10,730          84,016
Electronic Data Sys Cp.............. 5,995         160,846
Nvidia Corp*........................13,785         789,329
                                                -----------
                                               $ 1,379,434
                                                -----------


TELECOMMUNICATION SERVICES - 2.1%
AT&T Inc............................20,770     $   561,621
Alltel Corp........................  7,635         494,366
Sprint Nextel Corp..................15,960          12,406
                                                -----------
                                               $ 1,468,393
                                                -----------


TRANSPORTATION - 2.5%
Burlington Northern Santa Fe Corp..  7,860     $   654,974
Csx Corporation..................... 3,125         186,875
Fedex Corporation................... 2,760         311,715
Norfolk Southern Corp...............11,020         595,851
                                                -----------
                                               $ 1,749,415
                                                -----------


UTILITIES - 3.2%
Exelon Corp.........................35,831     $ 1,895,460
Sempra Energy....................... 5,895         273,882
                                                -----------
                                               $ 2,169,342
                                                -----------


TOTAL EQUITY INTERESTS - 99.7%......           $68,393,084
    (identified cost, $55,216,764)

OTHER ASSETS , LESS LIABILITIES - 0.3%         $   224,994
                                                -----------

NET ASSETS - 100.0%.................           $68,618,078
                                               ============



*: Non-income producting security.




The Fund did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $55,216,764
                                                -----------

     Gross unrealized appreciation             $13,626,924
     Gross unrealized depreciation             $  (450,604)
                                                -----------

     NET UNREALIZED APPRECIATION               $13,176,320
                                               ============

WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND (WIBC)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - MARCH 31, 2006 (unaudited)



                                      Shares       Value


   EQUITY INTERESTS -- 99.4%

AUSTRIA - 1.4%
Boehler-Uddeholm Ag.................  1,577    $   324,429
Omv Ag (Stammaktie)................. 23,916      1,597,596
                                                -----------
                                               $ 1,922,025
                                                -----------


AUSTRALIA - 4.7%
Bhp Billiton Ltd.................... 80,695    $ 1,611,108
Commonwealth Bank................... 15,175        490,170
Macquarie Bank Ltd..................  2,932        135,224
Qbe Insurance Group Ltd.............119,815      1,869,298
Rinker Group Ltd....................  8,063        114,124
Rio Tinto Ltd(Ordinary)............. 14,935        839,705
Westfield Group.....................102,333      1,247,762
                                                -----------
                                               $ 6,307,391
                                                -----------



BELGIUM - 1.4%
Fortis..............................  53,298   $ 1,901,418
                                                -----------



CANADA - 6.9%
Biovail Corporation.................  32,939   $   800,181
Encana Corporation.................. 44,608      2,083,950
Falconbridge Limited................  3,346        117,222
Gildan Activewear Inc*..............  1,369         64,824
Husky Energy Inc.................... 25,111      1,520,737
Inco, Limited....................... 11,492        573,516
Ipsco Inc...........................  3,863        400,738
Nexen Incorporated(Common).......... 13,580        748,495
National Bank Of Canada............. 16,225        888,161
Power Financial Corp (Common)....... 24,465        742,590
Royal Bank Of Canada(Common)........ 12,002        506,479
Talisman Energy Inc................. 10,449        555,501
Teck Cominco Limited................  3,760        242,179
                                                -----------
                                               $ 9,244,573
                                                -----------


DENMARK - 2.7%
Danske Bank As...................... 91,309    $ 3,383,433
Topdanmark A/S*.....................  1,223        153,109
                                                -----------
                                               $ 3,536,542
                                                -----------


FINLAND - 1.6%
Rautaruukki Oyj..................... 11,131    $   410,571
Yit Oyj............................. 66,054      1,788,951
                                                -----------
                                               $ 2,199,522

FRANCE - 5.1%
Axa (Actions Ordinaires)............ 21,260    $   745,077
Gecina..............................  2,855        378,320
Neopost S.A......................... 12,743      1,383,259
Soc Gen De France (Actions Ord)....   4,816        723,265
Sanofi-Aventis...................... 11,480      1,090,563
Schneider Electric Sa............... 11,519      1,242,029
Vivendi Universal Sa Actions Ord.... 25,286        867,200
Vinci...............................  3,954        389,254
Vinci - Rights*.....................  3,954          8,469
                                                -----------
                                               $ 6,827,436
                                                -----------


GERMANY - 9.9%
Allianz Ag Holding (Namensaktie)....  5,303    $   884,193
Basf Ag (Stammaktie)................ 25,924      2,029,764
Bayer Ag (Stammaktie)...............  5,040        201,638
Continental Ag(Stammaktie).......... 13,515      1,485,868
Daimlerchrysler Ag(Namenaktie).......13,217        758,142
Deutsche Bank Ag (Stammaktie)....... 19,649      2,241,099
Deutsche Boerse Ag.................. 12,269      1,766,832
E. On Ag (Stammaktie)............... 35,369      3,886,831
                                                -----------
                                               $13,254,367
                                                -----------


GREAT BRITIAN - 16.8%
Anglo American Plc(Ordinary)........ 98,640    $ 3,794,910
Astrazeneca Plc (Ordinary).......... 31,367      1,577,821
Bellway Plc (Ordinary).............. 54,823      1,174,401
Bg Group Plc........................ 37,527        468,340
Bhp Billiton Plc (Ordinary)......... 27,398        499,706
Bp Plc (Ordinary)...................108,705      1,246,344
British American Tob(Ordinary)......105,671      2,555,085
Barratt Developments Plc............111,480      2,047,763
British Airways Plc*................ 90,836        556,579
Enterprise Inns Plc................. 60,196        994,012
Hanson Plc.......................... 16,571        216,724
Man Group Plc....................... 29,724      1,270,899
Persimmon Plc (Ordinary)............101,514      2,338,357
Royal Bank of Scotland (Ordinary)...  4,592        149,186
Royal & Sun Alliance Insuranc
 Grp Plc............................441,393       1,054,63
Royal Dutch Shell Plc-B............. 26,942        874,828
Scottish Power Plc (Ordinary)....... 78,921        796,714
Taylor Woodrow Plc..................125,689        880,776
                                                -----------
                                               $22,497,084
                                                -----------


HONG KONG - 1.7%
Cheung Kong (Hldgs)Ltd(Ordinary)... 108,000    $ 1,144,739
Hongkong Elec. Hldgs Ltd(Ordinary).  31,500        148,166
Kerry Properties Limited...........  17,000         62,218
Wharf (Holdings) Limited (The)..... 256,000        940,224
                                                -----------
                                               $ 2,295,347

IRELAND - 0.4%
Bank Of Ireland (Cap. Stock)........ 27,517    $   511,150



ITALY - 3.4%
Eni Spa (Azioni Ordinarie)..........134,660    $ 3,826,272
Telecom Italia Media..............1,256,886        677,615
                                                -----------
                                               $ 4,503,887
                                                -----------


JAPAN - 24.5%
Aiful Corporation (Common)..........     25    $     1,651
Aisin Seiki Company Limited.........  5,400        597,779
Amano Corporation...................  5,900        102,509
Bridgestone Corp. (Common).......... 33,000        686,626
Canon Inc. (Common)................. 28,400      1,875,040
Chiyoda Corpn....................... 14,000        325,112
Circle K Sunkus Company Limited..... 22,000        531,401
Daido Steel Company Limited......... 18,000        182,304
Fuji Electric Holdings Company Ltd..167,000        908,670
Honda Motor Co.,Ltd (Common)........ 31,900      1,970,938
Ibiden Co Ltd(Common)............... 34,700      1,749,852
Kddi Corporation(Common)............    256      1,364,726
Komatsu Limited.....................100,000      1,902,704
Leopalace21 Corporation............. 16,400        614,357
Makita Corporation.................. 32,400        996,796
Marubeni Corporation................ 43,000        224,494
Mitsubishi Corporation.............. 46,200      1,049,377
Mitsui & Co Limited.................119,000      1,716,569
Mitsui O.S.K Lines Limited..........136,000        917,502
Ngk Spark Plug Co Ltd............... 20,000        465,294
Nippon Shokubai Company Ltd......... 41,000        486,134
Nippon Tele. & Tele. Corp...........    133        569,243
Nippon Yusen Kabushiki Kaisha....... 40,000        243,749
Nissan Chemical Industries Ltd...... 21,000        355,606
Orix Corp(Common)...................  6,020      1,869,930
Santen Pharm. Co Ltd (Common)....... 13,700        328,596
Sankyo Co., Ltd..................... 10,600        727,689
Sumitomo Corporation................101,000      1,434,664
Sumitomo Heavy Industries Ltd.......115,000      1,102,339
Sumitomo Metal Industries Ltd....... 93,000        398,042
Takeda Chemical Ind. Ltd (Common)... 22,400      1,273,871
Toyo Suisan Kaisha Ltd.............. 52,000        791,965
Toyota Motor Corp (Common).......... 38,400      2,092,652
Uniden Corporation..................  9,000        144,012
Yamada Denki Co (Common)............ 14,500      1,667,641
Yamaha Motor Co Ltd................. 41,200      1,016,120
                                                -----------
                                               $32,685,954

Netherlands - 4.7%
Aegon N.V. (Aandeel)................ 45,071    $   832,867
Ing Groep N.V. (Aandeel)............102,087      4,027,423
Kon. Philips Elect.Nv (Aandeel)..... 29,873      1,008,246
Royal Dutch Shell Plc-A Shs......... 12,476        389,826
                                                -----------
                                               $ 6,258,362
                                                -----------


NORWAY - 2.5%
Norsk Hydro Asa (Ordinaere Aksje)...  5,835    $   807,299
Orkla Asa...........................  1,407         69,676
Statoil Asa......................... 86,364      2,487,150
                                                -----------
                                               $ 3,364,125
                                                -----------


SINGAPORE - 0.3%
Jardine Cycle & Carriage Limited.... 34,000    $   233,230
Keppel Land Limited (Ordinary)...... 44,000        134,326
                                                -----------
                                               $   367,556
                                                -----------


SPAIN - 4.6%
Acs Actividades Cons Y.............. 12,627    $   489,895
Ebro Puleva Sa...................... 38,748        705,239
Inmobiliaria Colonial, S.A.........   7,524        528,100
Metrovacesa Sa......................  2,054        174,244
Repsol Ypf Sa (Accion).............. 57,148      1,621,055
Sacyr Vallehermoso.................. 46,791      1,591,138
Union Electrica Fenosa Sa........... 25,647        973,622
                                                -----------
                                               $ 6,083,293
                                                -----------


SWEDEN - 4.0%
Capio Ab*........................... 14,530    $   271,259
Kungsleden Ab....................... 29,767      1,130,533
Skf Ab.............................. 93,905      1,530,202
Teliasonera Ab......................413,941      2,480,342
                                                -----------
                                               $ 5,412,336
                                                -----------


SWITZERLAND - 2.8%
Syngenta Ag Out Option..............  3,243    $     4,070
Ubs Ag (Namenaktie)................. 12,995      1,423,946
Zurich Financial Svcs (Inhaberaktie)  9,791      2,294,444
                                                -----------
                                               $ 3,722,460
                                                -----------


TOTAL EQUITY INTERESTS - 99.4%......          $132,894,828
    (Identified Cost, $110,679,485)

OTHER ASSETS, LESS LIABILITIES - 0.6%         $    779,349
                                                -----------
NET ASSETS - 100.0%.................          $133,674,177
                                               ============



*: Non-income producting security.
ADR: American Depository Receipts.


The Fund did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $110,679,485
                                                -----------
     Gross unrealized appreciation             $ 22,411,191
     Gross unrealized depreciation             $   (195,848)
                                                -----------
     NET UNREALIZED APPRECIATION               $ 22,215,343
                                               ============

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940(17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE WRIGHT MANAGED EQUITY TRUST (ON BEHALF OF WRIGHT SELECTED BLUE CHIP EQUITIES FIND, WRIGHT MAJOR BLUE CHIP EQUITIES FUND, AND WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND.


By:      /s/ Peter M. Donovan
       -----------------------
         Peter M. Donovan
         President


Date:    May 16,2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Barbara E. Campbell
         -------------------------
         Barbara E.Campbell
         Treasurer


Date:    May 16,2006


By:      /s/ Peter M. Donovan
         ---------------------
         Peter M. Donovan
         President

Date:    May 16,2006